CAPITAL MANAGEMENT (Details) - CAD ($) $ in Thousands	Aug. 31, 2021	Aug. 31, 2020
Capital Management [Abstract]
Share capital, reserve for options and warrants, long-term debt, unsecured convertible debentures, accumulated other comprehensive income, and retained earnings	$ 517,642	$ 414,793